Commitments and Contingencies - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($) tbtu item
Commitments and Contingencies [Line Items]
Loss Contingency, Pending Claims, Number | item	0
CCL [Member] | Maximum
Commitments and Contingencies [Line Items]
Energy Units Secured Through Natural Gas Supply Agreements | tbtu	2,999
BechtelEPCContractTrainThree [Member] | CCL [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Amount	$ 2,400
Long-term Purchase Commitment, Amount Incurred To Date	2,000
Contract termination convenience penalty	$ 30
Natural Gas Supply Agreements [Member] | CCL [Member] | Maximum
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Period	8 years
Natural Gas Transportation Agreements [Member] | CCL [Member] | Maximum
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Period	20 years
Storage Service Agreements [Member] | CCL [Member] | Maximum
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Period	5 years